Borrowings - Summary of Security Details (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) a	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about borrowings [line items]
Secured borrowings	₨ 427,902	$ 5,640	₨ 487,027
Working capital loans [member] | Vedanta Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on current assets of Vedanta Limited
Secured borrowings | ₨			6,500
Working capital loans [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by second pari passu charge on fixed assets of TSPL and first pari passu charge on current assets of, both present and future
Secured borrowings	₨ 5,150	68	490
Working capital loans [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by hypothecation of stock of raw materials, work-in-progress, semi-finished, finished products, consumable stores and spares, bills receivables, book debts and all other movables, both present and future in BALCO. The charges rank pari passu among banks under the multiple banking arrangements, for fund based facilities
Secured borrowings	₨ 500	7
External commercial borrowings [member] | BALCO Korba [member]
Disclosure of detailed information about borrowings [line items]
Security details description	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders
Secured borrowings	₨ 756	10	2,188
External commercial borrowings [member] | Power Plant And Aluminium Smelter Located At Balco Korba Member [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plant and aluminium smelter located at Korba both present and future along with secured lenders at BALCO
Secured borrowings	₨ 377	5	1,686
External commercial borrowings [member] | First Ranking Pari Passu Charge By Way Of Hypothecation On Specified Movable Fixed Assets Pertaining To Manufacturing Facilities Comprising [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	First Pari-passu charge by way of hypothecation on the specified movable fixed assets of the Company pertaining to its manufacturing facilities comprising (i) Alumina Refinery having output of 6 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; (ii) Aluminium Smelter having output of 1.6 MTPA along with a 1215 (9*135) MW CPP at Jharsuguda, Odisha.
Secured borrowings	₨ 11,195	148
Non-convertible debentures [member] | Lanjigarh 2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by the whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with a 1,215 (9*135) MW CPP at Jharsuguda, Odisha. Additionally, secured by way of mortgage on the freehold land comprising of 18.9 acres situated at Jharsuguda, Odisha
Secured borrowings	₨ 20,000	264	54,095
Non-convertible debentures [member] | FACOR Existing assets [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of charge against all existing assets of FACOR
Secured borrowings	₨ 1,063	14	1,670
Non-convertible debentures [member] | Other secured non convertible debentures [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Other secured non-convertible debentures
Secured borrowings	₨ 0	0	75,000
Non-convertible debentures [member] | Power Plant Lanjigarh And Jharsuguda Odisha [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of first pari-passu charge on the specific movable fixed assets. The whole of the movable fixed assets both present and future, of the Borrower in relation to the Aluminium division, comprising the following facilities:
Secured borrowings	₨ 9,972	131	0
Non-convertible debentures [member] | Tuticorin District Power Plant [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of first pari passu charge on whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha and (ii) Aluminum Smelter having output of 1.6 MTPA along with a 1,215 (9*135) MW CPP at Jharsuguda, Odisha. Additionally, secured by way of mortgage on the freehold land comprising 85 cents situated at Tuticorin District, Tamil Nadu
Secured borrowings	₨ 20,192	266	0
Area Of Comprising Free hold Land | a	85
Term Loans [member] | BALCO2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant and machinery, spares, tools and accessories of BALCO (excluding of coal block assets) by way of a deed of hypothecation
Secured borrowings	₨ 8,898	117	24,996
Term Loans [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on fixed assets of TSPL and second pari passu charge on current assets of TSPL, both present and future
Secured borrowings	₨ 64,981	856	51,400
Term Loans [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security details description	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and Aluminium Smelters of BALCO located at Korba both present and future along with secured lenders
Secured borrowings	₨ 756	10	1,471
Term Loans [member] | Aluminium Division [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium Division of Vedanta Limited comprising alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Orissa; aluminium smelter having output of 1.6 MTPA along with a 1215 (9x135) MW CPP at Jharsuguda, Orissa, both present and future
Secured borrowings	₨ 6,248	82	18,834
Term Loans [member] | Refinery expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a pari passu charge by way of hypothecation of all the movable fixed assets of Vedanta Limited pertaining to its Aluminium Division project consisting of (i) Alumina Refinery having output of 1 MTPA (Refinery) along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Orissa (Power Plant); and (ii) Aluminium Smelter having output of 1.6 MTPA along with a 1215 (9x135) MW CPP at Jharsuguda, Orissa (Smelter) (the Refinery, Power Plant and Smelter). Also, a first pari passu charge by way of equitable mortgage on the land pertaining to the mentioned project of aluminium division
Secured borrowings	₨ 17,764	234	21,935
Term Loans [member] | Lanjigarh Expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a pari passu charge by way of hypothecation on the movable fixed assets of the Lanjigarh Refinery Expansion Project including 210 MW Power Project. Lanjigarh Refinery Expansion Project shall specifically exclude the 1 MTPA Alumina Refinery of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related expansions
Secured borrowings	₨ 4,018	52	4,357
Term Loans [member] | Aluminium Division of Vedanta Limited 1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a pari passu charge by way of hypothecation on the movable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising 1 MTPA Alumina Refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA Aluminium Smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha
Secured borrowings	₨ 40,193	530	12,270
Term Loans [member] | Aluminium Division of Vedanta Limited 2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium division of Vedanta Limited comprising Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Orissa; Aluminium Smelter having output of 1.6 MTPA along with a 1215 (9x135) MW CPP at Jharsuguda, Orissa and additional charge on Lanjigarh Expansion project, both present and future
Secured borrowings	₨ 9,985	132	10,922
Term Loans [member] | Aluminium Division of Vedanta Limited3 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a pari passu charge by way of hypothecation/ equitable mortgage of the movable/ immovable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising 1 MTPA Alumina Refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA Aluminium Smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha
Secured borrowings	₨ 69,184	912	28,015
Term Loans [member] | Cairn Energy Hydrocarbons Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by (i) floating charge on borrower collection account and associated permitted investments and (ii) corporate guarantee from Cairn Energy Hydrocarbons Ltd (“ CEHL”) and floating charge on collection account and current assets of CEHL
Secured borrowings	₨ 16,022	211	28,100
Term Loans [member] | THL Zinc Namibia Holdings (Proprietary) Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Pledge of 49% of shares and other securities and rights to any claims held by THL Zinc Limited in and against BMM
Secured borrowings	₨ 453	6	2,198
Term Loans [member] | Secured by a First Pari Passu Charge on the Identified Fixed Assets of the Vedanta Limited Including Dividends Receivable from Hindustan Zinc Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a first pari passu charge on the identified fixed assets of the Vedanta Limited both present and future, pertaining to its Aluminium business (Jharsuguda Plant, Lanjigarh Plant), 2400 MW power plant assets at Jharsuguda, Copper Plant assets at Silvasa, Iron ore business in the states of Karnataka and Goa, dividends receivable from HZL, a subsidiary of the Vedanta Limited, and the debt service reserve account to be opened for the Facility along with the amount lying to the credit thereof#
Secured borrowings	₨ 78,212	1,031	85,380
Term Loans [member] | Secured By Movable Assets Of Aluminium Refinery Aggregate Capacity Of Ninety Megawatts Along With One Thousand Two Hundred And Fifteen Megawatt CPP Vedanta Limited Jharsaguda Orissa [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge by way of hypothecation of whole of the movable fixed assets of (i) Alumina Refinery having output of 1.7 to 6 MTPA along with co-generation captive power plant with an aggregate capacity of 90MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with a 1,215 (9*135) MW CPP at Jharsuguda, Odisha
Secured borrowings	₨ 6,200	82	11,478
Term Loans [member] | Other Secured Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Other secured term loans
Secured borrowings	₨ 0	0	6,860
Term Loans [member] | First Ranking Pari Passu Charge By Way Of Hypothecationmortgage On All Fixed Immovable Assets Of Electrosteel Steels Limited But Excluding Any Current Assets Or Pledge Over Any Shares [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	First ranking pari passu charge by way of hypothecation/mortgage on all fixed/ immovable assets of ESL Steel Limited but excluding any current assets or pledge over any shares.
Secured borrowings	₨ 27,048	357	31,341
Term Loans [member] | VGCB At Visakhapatnam Andhra Pradesh [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari-passu charge on the movable fixed and current assets (except for the Concession assets) of VGCB at Visakhapatnam, Andhra Pradesh
Secured borrowings	₨ 3,750	49	0
Other Banks And Financial Institutions [member] | AvanStrate Inc. [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by Fixed asset (platinum) of AvanStrate
Secured borrowings	₨ 4,985	66	5,361
Other Banks And Financial Institutions [member] | Hypothecation Of Raw Materials Finished Goods And Semifinished Goods Of Vedanta Limited [Member]
Disclosure of detailed information about borrowings [line items]
Security details description	Other secured borrowings
Secured borrowings	₨ 0	$ 0	₨ 480